Segmented Information (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Statement [Line Items]
Revenue	$ 26,787	$ 21,805	$ 66,220	$ 40,641
Cost of sales - production costs	12,386	10,695	24,932	18,135
Cost of sales - depreciation	1,430	886	2,667	1,720
Mine operating income	12,971	10,224	36,389	20,786
Total comprehensive income	8,541	4,283	22,012	9,995
La Preciosa | Mexico
Statement [Line Items]
Revenue	3,731	0	8,184	0
Cost of sales - production costs	2,415	0	3,927	0
Cost of sales - depreciation	217	0	329	0
Mine operating income	1,099	0	3,927	0
Total comprehensive income	1,034	0	3,523	0
Avino | Mexico
Statement [Line Items]
Revenue	23,056	21,805	58,036	40,641
Cost of sales - production costs	9,971	10,695	21,178	18,135
Cost of sales - depreciation	1,213	886	4,396	1,720
Mine operating income	11,872	10,224	32,462	20,786
Total comprehensive income	8,803	9,177	20,757	16,497
Corporate | Canada
Statement [Line Items]
Revenue	0	0	0	0
Cost of sales - production costs	0	0	0	0
Cost of sales - depreciation	0	0	0	0
Mine operating income	0	0	0	0
Total comprehensive income	$ (1,296)	$ (4,894)	$ (2,268)	$ (6,502)